Capital and financial risk management - Credit risk - Financing activities - Cash collateral (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021
Credit risk
Capital and financial risk management
Cash collateral	€ 2,914	€ 962